NOTE 10 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						3 Months Ended					6 Months Ended	12 Months Ended		24 Months Ended
	Jan. 07, 2022	Jan. 07, 2021	Jan. 07, 2021	Nov. 11, 2020	Nov. 03, 2020	Jun. 30, 2023	Apr. 14, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Class of Stock [Line Items]
Common Stock, Shares Authorized												300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share												$ 0.001	$ 0.001
Preferred Stock, Shares Authorized												1,200,000	1,200,000
Preferred Stock, Par or Stated Value Per Share												$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues												14,118,153	51,638,526
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture											120,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 6,900		$ 11,230	$ 30,490	$ 41,139	$ 18,130	$ 107,600	$ 1,037,568
Stock Issued During Period, Shares, Conversion of Units							400,000
Stock Issued During Period, Value, Conversion of Units							$ 2,941,177				$ 400,000	$ 400,000
Common Stock, Shares, Outstanding						164,656,688					164,656,688	161,595,511	147,477,358
Total Issued In Period [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues											3,061,177
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues										2,000,000		2,000,000	41,562,500
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						60,000		60,000	60,000	60,000		240,000	1,320,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 60		$ 60	$ 60	$ 60		$ 240	$ 1,320
Stock Issued During Period, Shares, Conversion of Units											2,941,177	6,100,119
Stock Issued During Period, Value, Conversion of Units												$ 6,100
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized					10,000							10,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001							$ 0.001
Preferred Stock, Shares Issued												10,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												10,000	10,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001								$ 0.001
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Voting Rights					holders of Series A Preferred Stock will participate on an equal basis per-share with holders of our common stock in any distribution upon winding up, dissolution, or liquidation. Holders of Series A Preferred Stock are entitled to vote together with the holders of our common stock on all matters submitted to stockholders at a rate of 51% of the total vote of stockholders.									On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up 10,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series A Preferred Stock will participate on an equal basis per-share with holders of our common stock in any distribution upon winding up, dissolution, or liquidation. Holders of Series A Preferred Stock are entitled to vote together with the holders of our common stock on all matters submitted to stockholders at a rate of 51% of the total vote of stockholders.
Stock Issued During Period, Shares, New Issues
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Stock Issued During Period, Shares, Conversion of Units
Stock Issued During Period, Value, Conversion of Units
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				200,000								200,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001								$ 0.001
Preferred Stock, Shares Issued												21,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized													200,000
Preferred Stock, Par or Stated Value Per Share													$ 0.001
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Voting Rights				Under the Certificate of Designation, holders of Series B Preferred Stock will receive a liquidation preference of $81 per share in any distribution upon winding up, dissolution, or liquidation of the Company before junior security holders, as provided in the designation. Holders of Series B Preferred Stock are entitled to receive as, when, and if declared by the Board of Directors, dividends in kind at an annual rate equal to twenty four percent (24%) of $81 per share for each of the then outstanding shares of Series B Preferred Stock, calculated on the basis of a 360-day year consisting of twelve 30-day months. Holders of Series B Preferred Stock do not have voting rights but may convert into common stock after twelve months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series B Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.								On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series B Preferred Stock will receive a liquidation preference of $81 per share in any distribution upon winding up, dissolution, or liquidation of the Company before junior security holders, as provided in the designation. Holders of Series B Preferred Stock are entitled to receive as, when, and if declared by the Board of Directors, dividends in kind at an annual rate equal to twenty four percent (24%) of $81 per share for each of the then outstanding shares of Series B Preferred Stock, calculated on the basis of a 360-day year consisting of twelve 30-day months. Holders of Series B Preferred Stock do not have voting rights but may convert into common stock after twelve months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series B Preferred Stock.
Stock Issued During Period, Shares, New Issues
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Stock Issued During Period, Shares, Conversion of Units
Stock Issued During Period, Value, Conversion of Units
Preferred Class C [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		200,000	200,000									200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001									$ 0.001
Preferred Stock, Shares Issued												0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		200,000	200,000										200,000
Preferred Stock, Par or Stated Value Per Share													$ 0.001
Preferred Stock, Shares Issued												0
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Voting Rights	On January 7, 2021, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series C Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series C Preferred Stock will rank junior to the Series B Preferred Stock, but on par with common stock and Series A Preferred Stock in any distribution upon winding up, dissolution, or liquidation of the company, as provided in the designation. The holders of shares of Series C Preferred Stock have no dividend rights except as may be declared by the Board in its sole and absolute discretion, out of funds legally available for that purpose. Holders of Series C Preferred Stock do not have voting rights but may convert into common stock after twenty four months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series C Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.	Under the Certificate of Designation, holders of Series C Preferred Stock will rank junior to the Series B Preferred Stock, but on par with common stock and Series A Preferred Stock in any distribution upon winding up, dissolution, or liquidation of the company, as provided in the designation. The holders of shares of Series C Preferred Stock have no dividend rights except as may be declared by the Board in its sole and absolute discretion, out of funds legally available for that purpose. Holders of Series C Preferred Stock do not have voting rights but may convert into common stock after twenty four months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series C Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.	$0.001